February 1, 2018

U.S. Securities and Exchange Commission 100
F Street, N.E.
Washington, DC 20549

RE: Vanguard Specialized Funds (the “Trust”)
File No. 2-88116

Commissioners:

Enclosed is the 94th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this
Amendment are: (1) to change the name of Vanguard REIT Index Fund to Vanguard Real Estate
Index Fund; (2) to change the REIT Index Fund’s benchmark index; (3) to disclose a change to the
REIT Index Fund’s investment objective; and (4) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective 60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-9296.

Sincerely,

Anthony V. Coletta Jr.
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U. S. Securities and Exchange Commission